Document And Entity Information	Nov. 22, 2023
Document Information [Line Items]
Entity, Registrant Name	THERMOGENESIS HOLDINGS, INC.
Document, Type	8-K
Document, Period End Date	Nov. 22, 2023
Entity, Incorporation, State or Country Code	DE
Entity, File Number	333-82900
Entity, Tax Identification Number	94-3018487
Entity, Address, Address Line One	2711 Citrus Road
Entity, Address, City or Town	Rancho Cordova
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	95742
City Area Code	916
Local Phone Number	858-5100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	THMO
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000811212